Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount
Total Fee Amount	15,901.60
Total Offset Amount
Net Fee	$ 15,901.60